Capital Requirements (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	$ 1,328,089	$ 1,485,833
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	1,266,799	1,407,989
Tier 1 Capital (to Average Assets), Actual Amount	1,266,799	1,407,989
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	20.60%	23.99%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	19.65%	22.73%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.86%	12.74%
Consolidated | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	515,695	495,483
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	257,848	247,742
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	466,624	441,975
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
International Bank of Commerce, Laredo
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	945,384	1,026,163
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	892,888	964,128
Tier 1 Capital (to Average Assets), Actual Amount	892,888	964,128
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	17.19%	19.64%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	16.23%	18.45%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	9.26%	10.65%
International Bank of Commerce, Laredo | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	440,038	417,943
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	550,048	522,429
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	220,019	208,972
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	330,029	313,458
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	385,621	362,263
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	482,026	452,829
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Brownsville
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	128,788	123,780
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	123,361	117,707
Tier 1 Capital (to Average Assets), Actual Amount	123,361	117,707
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	27.36%	25.77%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	26.21%	24.51%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	13.79%	13.52%
International Bank of Commerce, Brownsville | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	37,659	38,423
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	47,074	48,029
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	18,830	19,212
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	28,245	28,817
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	35,787	34,835
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	44,734	43,544
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
International Bank of Commerce, Zapata
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	54,542	58,295
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	52,967	56,336
Tier 1 Capital (to Average Assets), Actual Amount	52,967	56,336
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	33.14%	36.58%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	32.18%	35.35%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	10.64%	12.21%
International Bank of Commerce, Zapata | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	13,166	12,750
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	16,458	15,937
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	6,583	6,375
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	9,875	9,562
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	19,918	18,463
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	24,897	23,079
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%
Commerce Bank
Capital Requirements
Total Capital (to Risk Weighted Assets), Actual Amount	60,982	65,697
Tier 1 Capital (to Risk Weighted Assets), Actual Amount	59,200	63,462
Tier 1 Capital (to Average Assets), Actual Amount	59,200	63,462
Total Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	34.52%	37.60%
Tier 1 Capital (to Risk Weighted Assets), Actual Ratio (as a percent)	33.52%	36.33%
Tier 1 Capital (to Average Assets), Actual Ratio (as a percent)	11.27%	11.94%
Commerce Bank | Minimum
Capital Requirements
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	14,131	13,976
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,664	17,470
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Amount	7,065	6,988
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	10,598	10,482
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Amount	21,004	21,262
Tier 1 Capital (to Average Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 26,255	$ 26,578
Total Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Total Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier 1 Capital (to Risk Weighted Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Risk Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier 1 Capital (to Average Assets), For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Tier 1 Capital (to Average Assets), To Be well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%